Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Impairment loss	$ 2,800	$ 1,300	$ 0
Operating lease cost	17,105	13,145	9,916
Operating lease cost capitalized during development and construction	0	200	800
Variable lease income	8,500	10,100	10,100
Solar And Wind Generating Plants
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Carrying value	48,700	62,300
Power Purchase Agreements ("PPA")
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Operating lease cost	$ 600	$ 700	$ 700
Minimum
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Lease term (in years)	1 year
Maximum
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Lease term (in years)	50 years